Max Berueffy

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

December 1, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:       Protective Life Insurance Company

Protective Variable Annuity Separate Account

Protective Dimensions Variable Annuity

Filing Pursuant to Rule 497(j) for

File No. 333-176657; 811-8108

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Statement of Additional Information being used in connection with the offering of the “Protective Dimensions Variable Annuity”, a variable deferred annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Statement of Additional Information contained in Pre-Effective Amendment No. 1 for Protective Variable Annuity Separate Account as filed with the Commission on November 18, 2011 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy

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